Liabilities For Pension Benefits - Allocation of Plan Assets (Detail)	12 Months Ended
Dec. 31, 2015
TCSPREV plan
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	100.00%
TCSPREV plan | Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	84.25%
TCSPREV plan | Variable Income
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	3.25%
TCSPREV plan | Exclusive Investment Funds
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	11.45%
TCSPREV plan | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	0.72%
TCSPREV plan | Loans to participants
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	0.33%
BrTREV Plans
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	100.00%
BrTREV Plans | Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	92.17%
BrTREV Plans | Variable Income
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	1.32%
BrTREV Plans | Exclusive Investment Funds
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	5.21%
BrTREV Plans | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	0.69%
BrTREV Plans | Loans to participants
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	0.62%
PBS-Telemar Plan
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	100.00%
PBS-Telemar Plan | Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	88.01%
PBS-Telemar Plan | Variable Income
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	1.78%
PBS-Telemar Plan | Exclusive Investment Funds
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	9.12%
PBS-Telemar Plan | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	0.74%
PBS-Telemar Plan | Loans to participants
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	0.35%
TelemarPrev Plan
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	100.00%
TelemarPrev Plan | Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	91.40%
TelemarPrev Plan | Variable Income
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	2.21%
TelemarPrev Plan | Exclusive Investment Funds
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	5.08%
TelemarPrev Plan | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	0.70%
TelemarPrev Plan | Loans to participants
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	0.61%